Summary of Significant Accounting Policies (Tables) (Hong Kong Wetouch Electronics Technology Limited) - Hong Kong Wetouch Electronics Technology Limited [Member]	12 Months Ended
Dec. 31, 2019
Schedule of Currency Exchange Rates

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2019	December 31, 2018
Year-end spot rate	US$1=RMB 6.9618	US$1=RMB 6.8755
Average rate	US$1=RMB 6.9081	US$1=RMB 6.6090

Schedule of Estimated Useful Life of Property Plant and Equipment

Depreciation and amortization of property and equipment is provided using the straight-line method over their expected useful lives, as follows:

Useful life
Buildings	20 years
Machinery and equipment	10 years
Office and electric equipment	3 years

Schedule of Finite Lived Intangible Assets

Patents are recognized at cost of acquisition. They have a finite life and are carried at cost less any accumulated amortization and any impairment losses.

Useful life
Land use right	50 years
Patents	10 years